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      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

        CREDIT SUISSE INSTITUTIONAL FUND-INTERNATIONAL EQUITY PORTFOLIO

The following information supersedes certain information in the fund's Prospectus and Statement of Additional Information.

P. Nicholas Edwards, Vincent J. McBride and Nancy Nierman continue to serve as Co-Portfolio Managers of the portfolio. Harold E. Sharon no longer serves as Co-Portfolio Manager of the portfolio.

Dated: February 2, 2001                                            WPINI-16-0201